Description of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Description of the Business
1.
Description of the Business

Peak Bio, Inc., together with its fully-owned subsidiaries, Peak Bio Co. Ltd (“Peak Bio Ltd”) and Peak Bio CA, Inc. (the “Company” or “Peak Bio”), is a clinical-stage biotechnology company focused on discovering, developing and delivering innovative therapies for multiple therapeutic areas. The Company has established a portfolio of potential therapies focused on cancer and immunological diseases. The Company’s pipeline includes the PH-1 ADC Platform for oncology, PHP-303 program for genetic disease, liver disease and inflammation, specifically for Alpha-1 antitrypsin deficiency (AATD) and acute respiratory distress syndrome (ARDS) including COVID-19.

Akari Merger Agreement

On March 4, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Akari Therapeutics, Plc, a public company limited by shares incorporated in England and Wales (“Akari”), and Pegasus Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Akari (“Merger Sub”), pursuant to which, Merger Sub will be merged with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Akari.

Pursuant to the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each issued and outstanding share of the Company’s Common Stock will be converted into the right to receive Akari American Depositary Shares (“Akari ADSs”) representing a number of Akari ordinary shares, par value $0.0001 per share (the “Akari Ordinary Shares”), equal to an exchange ratio calculated in accordance with the Merger Agreement (the “Exchange Ratio”), each such share duly and validly issued against the deposit of the requisite number of Akari Ordinary Shares in accordance with the Deposit Agreement (as defined in the Merger Agreement). The Exchange Ratio will be calculated such that the total number of shares of Akari ADSs to be issued as merger consideration for the Company’s Common Stock will be expected to be, upon issuance, approximately 50% of the outstanding shares of Akari ADSs (provided, certain adjustments to this ratio will be made in respect of the net cash, as determined in accordance with the Merger Agreement, of each of Peak Bio and Akari at the close of business one business day prior to the anticipated consummation of the Merger).

At the Effective Time, each warrant and option to purchase capital stock of the Company outstanding immediately prior to the Effective Time will be exchanged for a warrant or option to purchase a number of Akari ordinary shares or Akari ADSs, as determined by Akari, based on the Exchange Ratio.

Voting Agreements

Concurrently with the Merger Agreement, the Company and Akari entered into voting and support agreements (the “Voting Agreements”) with certain stockholders of the Company (the “Peak Stockholders”) and certain shareholders of Akari (the “Akari Shareholders” and, together with the Peak Stockholders, the “Supporting Holders”). The Supporting Holders have agreed to, among other things, vote their shares in favor of the Merger Agreement and the Merger or the issuance of Akari Ordinary Shares in connection therewith, as applicable, in accordance with the recommendation of the respective boards of directors of Peak Bio and Akari.

Risks and Uncertainties

The Company is subject to a number of risks similar to other companies in its industry, including competition from larger pharmaceutical and biotechnology companies, delays in research and development activities due to lack of financial resources and dependence on key personnel.

Results of operations may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, and geopolitical instability, such as the military conflicts in Ukraine and the Israel-Hamas war. While the Company has not been impacted by the abovementioned risks and uncertainties to date, the Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s business.

Going Concern

The Company has incurred net losses since inception, and has an accumulated deficit of $42.6 million as of June 30, 2024. The Company incurred net losses of $4.5 million and $12.7 million for the six months ended June 30, 2024 and 2023, respectively. Since July 1, 2024, the Company raised aggregate gross proceeds of approximately $2 million from the continued issuance of the May 2024 Convertible Notes (see Note 14). The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to identify product candidates and seek regulatory approvals within its portfolio.

The Company will need additional financing to fund its ongoing activities and to close the Merger with Akari. The Company may raise this additional funding through the sale of equity, debt financing or other capital sources, including potential collaborations with other companies or other strategic transactions and funding under government contracts.

The Company may be unable to raise additional funds or enter into other arrangements when needed on favorable terms, or at all. There can be no assurances that other sources of financing will be available. Due to these uncertainties, there is substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or classification of liabilities that might result from the outcome of the uncertainties discussed above.

On January 6, 2023, the Company received a determination letter (the “Determination Letter”) from the Panel to delist the Company’s common stock and warrants from Nasdaq. Nasdaq suspended trading in Company’s common stock and warrants effective at the open of business on January 10, 2023. Following the suspension from Nasdaq, the Company’s securities are trading on the OTC Markets’ “OTC Pink Market” tier, which in turn impacted the Company's ability to raise capital.

1.
Description of the Business

Peak Bio, Inc., together with its fully-owned subsidiaries, Peak Bio Co. Ltd (“Peak Bio Ltd”) and Peak Bio CA, Inc. (the “Company” or “Peak Bio”), is a clinical-stage biotechnology company focused on discovering, developing and delivering innovative therapies for multiple therapeutic areas. The Company has established a portfolio of potential therapies focused on cancer and immunological diseases. The Company’s pipeline includes the PH-1 ADC Platform for oncology, PHP-303 program for genetic disease, liver disease and inflammation, specifically for Alpha-1 antitrypsin deficiency (AATD) and acute respiratory distress syndrome (ARDS) including COVID-19. Prior to March 1, 2022 (see below), the Company operated as pH Pharma Ltd, a Korean company.

Spin-Off

On March 1, 2022, pH Pharma Ltd completed the spin-off of certain assets and liabilities into a newly formed entity, pH Pharma Co., Ltd, except for the assets and liabilities related to PHP-303 and PH-1 ADC Platform programs, and changed its name to Peak Bio Co., Ltd. (the “Spin-Off”). The Spin-Off resulted in Peak Bio Co., Ltd. retaining 17,162,742 shares of common stock, which has been retroactively presented as of the beginning of the earliest period presented.

Ignyte Acquisition Corp (Ignyte)

On November 1, 2022 (the “Closing Date”), the Company completed the transactions contemplated by the certain business combination agreement, dated as of April 28, 2022 (the “Business Combination Agreement”), by and among Ignyte Acquisition Corp. (“Ignyte”), a public company, Ignyte Korea Co., Ltd., a corporation organized under the laws of the Republic of Korea (“Korean Sub”), and Peak Bio Co., Ltd (“Ignyte Business Combination”). At the closing of the Ignyte Business Combination, the stockholders of Peak Bio Ltd transferred their common stock shares to Korean Sub in exchange for shares of Ignyte common stock held by Korean Sub, which Korean Sub received in exchange for the shares of Peak Bio Ltd common stock from Ignyte (the “Share Swap”). Upon consummation of the Share Swap, Peak Bio Ltd became a direct wholly owned subsidiary of Ignyte. At the Closing Date, Ignyte changed its name to “Peak Bio, Inc.”

At the Closing Date, each common stock share of Peak Bio Ltd was converted into 2.0719 Ignyte common stock shares (the "Ignyte Exchange Ratio"). Each option of Peak Bio Ltd that was outstanding and unexercised immediately prior to the Ignyte Business Combination was assumed by Ignyte and converted into an option to acquire shares of common stock of Ignyte, as adjusted for the Ignyte Exchange Ratio.

At the Closing Date, a purchaser (the “Original Subscriber”) purchased from the Company an aggregate of 50,000 shares of the Company’s common stock (the “Original PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $500,000, pursuant to a subscription agreement entered into effective as of April 28, 2020 (the “Original Subscription Agreement”).

At the Closing Date, certain additional purchasers (each, a “New Subscriber”) purchased from the Company an aggregate of (i) 302,500 shares of the Company’s common stock (the “New PIPE Shares”) and (ii) 281,325 warrants (the “PIPE Financing Warrants”) to purchase shares of Ignyte common stock, at an exercise price of $0.01 per share, for a purchase price of $10.00 per share for an aggregate purchase price of $3,025,000, pursuant to separate subscription agreements entered into effective as of October 31, 2022 (each a “New Subscription Agreement”).

Finally, at the Closing Date, certain Peak Bio Ltd.’s lenders received from the Company an aggregate of (i) 176,579 shares of Ignyte common stock and (ii) 164,220 warrants (together with the PIPE Financing Warrants, the “PIPE Warrants”) to purchase shares of Ignyte common stock, at an exercise price of $0.01 per share, in settlement of the 2022 Pre-Business Combination Promissory Notes and the loan from a director nominee (see Note 10).The PIPE Warrants were on substantially same terms as the Public Warrants (as described in Note 11), except that the PIPE Warrants were not redeemable, and were exercisable for one year with an expiration date of November 1, 2023. The PIPE warrants were exercised on November 1, 2023 (see Note 11).

Akari Merger Agreement

On March 4, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Akari Therapeutics, Plc, a public company limited by shares incorporated in England and Wales (“Akari”), and Pegasus Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Akari (“Merger Sub”), pursuant to which, Merger Sub will be merged with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Akari.

Pursuant to the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each issued and outstanding share of the Company’s Common Stock will be converted into the right to receive Akari American Depositary Shares (“Akari ADSs”) representing a number of Akari ordinary shares, par value $0.0001 per share (the “Akari Ordinary Shares”), equal to an exchange ratio calculated in accordance with the Merger Agreement (the “Exchange Ratio”), each such share duly and validly issued against the deposit of the requisite number of Akari Ordinary Shares in accordance with the Deposit Agreement (as defined in the Merger Agreement). The Exchange Ratio will be calculated such that the total number of shares of Akari ADSs to be issued as merger consideration for the Company’s Common Stock will be expected to be, upon issuance, approximately 50% of the outstanding shares of Akari ADSs (provided, certain adjustments to this ratio will be made in respect of the net cash, as determined in accordance with the Merger Agreement, of each of Peak Bio and Akari at the close of business one business day prior to the anticipated consummation of the Merger).

At the Effective Time, each warrant and option to purchase capital stock of the Company (“Peak Warrant”) outstanding immediately prior to the Effective Time will be exchanged for a warrant or option to purchase a number of Akari ordinary shares or Akari ADSs, as determined by Akari, based on the Exchange Ratio.

To date, the Akari merger has not been consummated.

Voting Agreements

Concurrently with the Merger Agreement, the Company and Akari entered into voting and support agreements (the “Voting Agreements”) with certain stockholders of the Company (the “Peak Stockholders”) and certain shareholders of Akari (the “Akari Shareholders” and, together with the Peak Stockholders, the “Supporting Holders”). The Supporting Holders have agreed to, among other things, vote their shares in favor of the Merger Agreement and the Merger or the issuance of Akari Ordinary Shares in connection therewith, as applicable, in accordance with the recommendation of the respective boards of directors of Peak Bio and Akari.

Risks and Uncertainties

The Company is subject to a number of risks similar to other companies in its industry, including competition from larger pharmaceutical and biotechnology companies, delays in research and development activities due to lack of financial resources and dependence on key personnel.

Results of operations may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, and geopolitical instability, such as the military conflicts in Ukraine and the Israel-Hamas war. While the Company has not been impacted by the abovementioned risks and uncertainties to date, the Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s business.

Going Concern

The Company incurred significant net losses since inception, including net losses of $12.8 million and $13.1 million for the years ended December 31, 2023 and 2022, respectively. Since the beginning of 2024, the Company raised aggregate gross proceeds of approximately $0.7 million from the continued issuances of December 2023 Convertible Notes (see Note 10), $0.75 million from the issuance of secured note (see Note 15) and $3.5 million from the issuance of May 2024 Convertible Notes (see Note 15). The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to identify product candidates and seek regulatory approvals within its portfolio.

The Company will need additional financing to fund its ongoing activities and to close the Merger with Akari. The Company may raise this additional funding through the sale of equity, debt financings or other capital sources, including potential collaborations with other companies or other strategic transactions and funding under government contracts.

On November 1, 2022, the Company received written notice (the “Notice”) from the Staff of the Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market LLC (“Nasdaq”) stating that the Staff determined that the Company had not complied with the listing requirements because (i) the Company had not demonstrated that its common stock complied with the minimum 1,000,000 unrestricted publicly held shares requirement. The Company requested, and received, a hearing with the Hearings Panel (the “Panel”) on December 8, 2022 to appeal Nasdaq’s determination, which request stayed the suspension of the Company’s common stock and warrants and the filing by Nasdaq of a Form 25-NSE pending the Panel’s decision.

On January 6, 2023, the Company received the determination letter (the “Determination Letter”) from the Panel to delist the Company’s common stock and warrants from Nasdaq. Nasdaq suspended trading in Company’s common stock and warrants effective at the open of business on January 10, 2023. Upon suspension from Nasdaq, the Company’s securities began trading on the OTC Markets’ “OTC Pink Market” tier.

The Company may be unable to raise additional funds or enter into other arrangements when needed on favorable terms, or at all. There can be no assurances that other sources of financing will be available. Due to these uncertainties, there is substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or classification of liabilities that might result from the outcome of the uncertainties discussed above.